General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Disclosure of detailed information about general and administrative expenses
During the years ended December 31, 2024 and 2023, the Company had the following sources of general and administrative expenses:

	For the year ended December 31,
	2024	2023
Salaries, consultants, and benefits	$3,282	$2,812
Professional fees	1,355	1,126
Investor relations and shareholder information	628	832
Transfer agent and filing fees	182	199
Administrative and office	1,201	924
Travel	198	152
Stamp taxes	238	-
Total	$7,084	$6,045